EQUITY - GRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2017 Plan	Time RSU
Outstanding December 31, 2019	443,490
Vested	(443,490)
Outstanding December 31, 2020	-

The 2018 Plan	Time RSU
Outstanding December 31, 2019	647,215
Forfeited (*)	(115,830)
Outstanding December 31, 2020	531,385
Outstanding December 31, 2020 after Reverse Split (**)	105,728

The 2019 Plan – Board and Extraordinary	Time RSU
Outstanding December 31, 2019	813,842
Vested	(813,842)
Outstanding December 31, 2020	-

The 2019 Plan – 5 Years	Time RSU
Outstanding December 31, 2019	238,663
Vested	(47,733)
Outstanding December 31, 2020	190,930
Outstanding December 31, 2020 after Reverse Split (**)	37,981

The 2019 Plan	Time RSU
Outstanding December 31, 2019	2,622,843
Forfeited (*)	(484,401)
Outstanding December 31, 2020	2,138,442
Outstanding December 31, 2020 after Reverse Split (**)	424,373

The 2020 Plan – Board and Extraordinary	Time RSU
Outstanding December 31, 2019	170,568
Forfeited (*)	-
Outstanding December 31, 2020	170,568
Outstanding December 31, 2020 after Reverse Split (**)	33,931

The 2020 Plan – Stock Option	SOP
Granted August 3, 2020	1,524,065
Forfeited (*)	(16,547)
Outstanding December 31, 2020	1,507,518

The 2020 Plan – Performance Award	Performance Award
Granted August 3, 2020	4,305,100
Forfeited (*)	(48,800)
Outstanding December 31, 2020	4,256,300

The 2020 Plan – Performance Award (Potential Matching Shares)	SOP (Matching Shares)
Calculated by August 3, 2020	2,152,550
Forfeited (*)	(24,400)
Outstanding December 31, 2020	2,128,150

The 2020 Plan – Extraordinary SOP	SOP
Granted August 3, 2020	195,000
Forfeited (*)	-
Outstanding December 31, 2020	195,000

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.
(**) Number of RSUs converted by the ratio of 5.027090466672970.